UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     July 12, 2009

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   39
Form 13F Information Table Value Total:   $31,494

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1099136	47295	SH		SOLE			44025	0	3270
BANK OF AMERICA CORPORATION	COM		060505104	607568	46028	SH		SOLE			42491	0	3537
BRISTOL MYERS SQUIBB CO		COM		110122108	505150	24872	SH		SOLE			22987	0	1885
CEMEX SAB DE CV			SPON ADR NEW	151290889	628171	67256	SH		SOLE			62187	0	5069
CISCO SYS INC			COM		17275R102	668136	35825	SH		SOLE			33050	0	2775
CINTAS CORP			COM		172908105	1252089	54820	SH		SOLE			50900	0	3920
DELL INC			COM		24702R101	1441856	105015	SH		SOLE			97605	0	7410
EOG RES INC			COM		26875P101	670710	9875	SH		SOLE			9090	0	785
EMERSON ELEC CO			COM		291011104	554105	17102	SH		SOLE			15777	0	1325
EXPEDIA INC DEL			COM		30212P105	951658	62982	SH		SOLE			58434	0	4548
EXXON MOBIL CORP		COM		30231G102	668689	9565	SH		SOLE			8830	0	735
GENERAL DYNAMICS CORP		COM		369550108	1266714	22869	SH		SOLE			21190	0	1679
HARLEY DAVIDSON INC		COM		412822108	612252	37770	SH		SOLE			34940	0	2830
HOME DEPOT INC			COM		437076102	1380914	58439	SH		SOLE			54199	0	4240
IAC INTERACTIVECORP		COM PAR $.001	44919P508	199823	12450	SH		SOLE			11541	0	909
INTEL CORP			COM		458140100	1015326	61349	SH		SOLE			56714	0	4635
JP MORGAN CHASE & CO		COM		46625H100	832113	24395	SH		SOLE			22520	0	1875
LEGG MASON INC			COM		524901105	756511	31030	SH		SOLE			28615	0	2415
LIBERTY MEDIA CORP NEW	INT 	COM SER A	53071M104	393275	78498	SH		SOLE			72499	0	5999
MARKEL CORP			COM		570535104	1071587	3804	SH		SOLE			3561	0	243
MEDTRONIC INC			COM		585055106	628369	18010	SH		SOLE			16635	0	1375
MOTOROLA INC			COM		620076109	1005320	151632	SH		SOLE			140232	0	11400
NESTLE S A 			SPON ADR NEW	641069406	483474	12850	SH		SOLE			11840	0	1010
NEWELL RUBBERMAID INC		COM		651229106	360550	34635	SH		SOLE			31740	0	2895
NOVARTIS A G			SPONSORED ADR	66987V109	873314	21410	SH		SOLE			19745	0	1665
PFIZER INC			COM		717081103	1054410	70294	SH		SOLE			65014	0	5280
PROGRESSIVE CORP OHIO		COM		743315103	1532683	101435	SH		SOLE			94070	0	7365
SPRINT NEXTEL CORP		COM SER 1	852061100	1024905	213078	SH		SOLE			197433	0	15645
VULCAN MATLS CO			COM		929160109	562886	13060	SH		SOLE			12045	0	1015
WAL MART STORES INC		COM		931142103	831279	17161	SH		SOLE			15926	0	1235
WALGREEN COMPANY		COM		931422109	1044288	35520	SH		SOLE			32815	0	2705
WASHINGTON POST CO		CL B		939640108	570532	1620	SH		SOLE			1500	0	120
WASTE MGMT INC DEL		COM		94106L109	785580	27897	SH		SOLE			25712	0	2185
WELLS FARGO & CO NEW		COM		949746101	1386944	57170	SH		SOLE			53180	0	3990
WESTERN UN CO			COM		959802109	975111	59458	SH		SOLE			55103	0	4355
WEYERHAEUSER CO			COM		962166104	411566	13525	SH		SOLE			12465	0	1060
COVIDIEN PLC			SHS		G2554F105	618846	16529	SH		SOLE			15179	0	1350
TYCO ELECTRONICS LTD		COM NEW		G9144P105	319562	17190	SH		SOLE			15800	0	1390
TYCO INTERNATIONAL LTD		SHS		H89128104	448805	17275	SH		SOLE			15885	0	1390
